Deferred taxes and contributions (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Deferred income tax assets	R$ 1,119,259	R$ 1,012,595	R$ 931,736	R$ 905,258
Deferred income tax liabilities	(1,308,537)	(1,296,334)	(1,252,452)	(1,339,254)
Deferred tax assets (liabilities), net	(189,278)	(283,739)	R$ (320,716)	R$ (433,996)
Realized Within 12 Months [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets	318,965	280,373
Deferred income tax liabilities	(25,746)	(31,777)
Realized After 1 Year [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets	800,294	732,222
Deferred income tax liabilities	R$ (1,282,791)	R$ (1,264,557)